. Loan from Lessor (Details) $ in Thousands	1 Months Ended	9 Months Ended
	Oct. 31, 2020 USD ($) m²	Sep. 30, 2021 USD ($)
Financial Liability
Lease area (in square meters) | m²	1,356
Loan from lessor		$ 1,259
Total Loan from lessor		1,259
Less: Loan from lessor, current portion		(159)
Total Loan from lessor, net of current portion		$ 1,100
DTU Financing
Financial Liability
Interest rate	6.00%	6.00%
Payment period	8 years	8 years
Loan from lessor	$ 1,300
Total Loan from lessor	$ 1,300
Office space
Financial Liability
Lease area (in square meters) | m²	839
Laboratory space
Financial Liability
Lease area (in square meters) | m²	518